Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Cash and cash equivalents	117,485,051	875,322	126,910
Restricted cash	8,769,250	—	—
Short-term Investments	166,465	—	—
Accounts receivable, net	135,521	—	—
Other receivables, net	44,153,861	239,884	34,780
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,790,862 and RMB2,452,852 as of December 31, 2021 and 2022, respectively	3,320,264	68,183,377	9,885,660
Other current assets	16,074,235	693,670	100,573
Investment in affiliates	79,658,135	—	—
Property and equipment, net	334,344	—	—
Intangible assets, net	19,540,802	—	—
Other non-current assets	1,812,439	—	—
Right-of-use assets	476,235	—	—
Deferred tax assets	4,608,063	—	—
Total assets	296,534,665	69,992,253	10,147,923
Accrued payroll and welfare expenses	29,283,711	4,331,827	628,056
Income tax payable	51,926,637	651,587	94,471
Amounts due to related parties-current	11,131,830	115,748,800	16,781,998
Deferred revenue — current from related parties	5,068,643	1,954,481	283,373
Deferred revenue — current	625,118	—	—
Contingent liabilities	282,450,000	—	—
Other current liabilities	7,184,238	(271,617)	(39,381)
Deferred revenue — non-current from related parties	278,301	—	—
Total liabilities	387,948,478	122,415,078	17,748,518

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net revenues	237,380,958	211,170,667	37,880,143	5,492,104
Third party	189,452,640	121,437,225	23,344,191	3,384,590
Related party	47,928,318	89,733,442	14,535,952	2,107,515
Operating cost and expenses	(200,598,616)	(245,086,293)	(45,452,147)	(6,589,942)
Net loss	(2,034,547)	(318,719,762)	(61,667,033)	(8,940,879)
Net income (loss) attributable to ordinary shareholders	3,598,575	(292,177,990)	(57,615,283)	(8,353,431)
Cash flows used in operating activities:	(141,962,448)	(94,348,770)	(34,058,526)	(4,938,022)
Cash flows provided by (used in) investing activities:	455,829	4,117,700	(91,320,453)	(13,240,221)

Schedule of estimated useful lives of property and equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3-5 years
Motor vehicles	5 years

Schedule of disaggregation of revenue

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
One-time commissions	162,835,813	142,299,783	27,878,590	4,042,016
Related party	58,396,476	13,477,880	2,127,736	308,493
Third party	104,439,337	128,821,903	25,750,854	3,733,523
Recurring management fee	98,405,095	102,896,582	32,433,896	4,702,473
Related party	98,405,095	102,896,582	32,433,896	4,702,473
Recurring service fees	128,568,271	115,376,632	42,887,064	6,218,039
Related party	20,223,856	10,025,528	391,248	56,726
Third party	108,344,415	105,351,104	42,495,816	6,161,313
Total revenues	389,809,179	360,572,997	103,199,550	14,962,528

Summary of intangible assets estimated useful lives

Acquired intangible assets mainly consist of customer contracts, internal-used software and licenses from business combinations and are recorded at fair value on the acquisition date. Customer contracts, internal-used software and certain licenses are amortized using a straight-line method. Most of the licenses are determined to be indefinitely-lived, and not subject to amortization.

Estimated Useful Lives in Years
Customer contracts	3.5 years
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life